EARNINGS PER SHARE	12 Months Ended
Mar. 31, 2012
EARNINGS PER SHARE

19. EARNINGS PER SHARE

A reconciliation of the numerators and the denominators of basic and diluted earnings per share computations is as follows:

	Years ended March 31,
	2010	2011	2012
	(Yen in millions except per share amounts)
Net income attributable to shareholders of Kyocera Corporation	¥40,095	¥122,448	¥79,357

Basic earnings per share:
Net income attributable to shareholders of Kyocera Corporation	218.47	667.23	432.58

Diluted earnings per share:
Net income attributable to shareholders of Kyocera Corporation	218.47	667.23	432.58

	Years ended March 31,
	2010	2011	2012
	(shares in thousands)
Basic average number of shares outstanding	183,525	183,517	183,451
Diluted average number of shares outstanding	183,525	183,517	183,451